January 31, 1997

                                    PHOENIX

                                    ABERDEEN


                               SEMIANNUAL REPORT

Pheonix-Aberdeen
Series Fund

* NEW ASIA FUND
* GLOBAL SMALL CAP FUND

[PHOENIX DUFF & PHELPS LOGO]

NEW ASIA SERIES


INVESTMENT ADVISERS' REPORT

     The performance of Asian equity markets since the launch of the Phoenix-Aberdeen New Asia Fund has been mixed. The solid gains in Hong Kong, Malaysia and Indonesia were offset to some extent by declines in Thailand and South Korea. Since its inception on September 4, 1996 through January 31, 1997, the Fund's Class A shares returned 0.66% and Class B shares returned 0.35%. During this same period, its benchmark, the Morgan Stanley Capital International AC Asia Pacific ex Japan Index, returned 5.81%.* All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

     A key factor in the Fund's trailing the market has been the surge in the Hong Kong stock market and in particular, the local property stocks that dominate the Hang Seng Index. We continue to hold the view that the risk in the property sector, with prices now among the highest in the world, is high and further upside is limited. We therefore have minimal exposure to Hong Kong property in the portfolio.

     In 1996, the emerging markets of the Far East enjoyed another year of strong economic growth, with average GDP growth of around 7%. Earnings growth has come in at the healthy level of 10% to 15%.

     We have overweighted the stock markets of Indonesia and the Philippines, which are benefiting from improved economic fundamentals. The Malaysian economy is fulfilling our expectations, although stock market valuations appear stretched. Meanwhile, our investments in Australia are concentrated in the industrial, commercial and financial sectors and generally have, as a common theme, exposure to Asia and the added growth to be obtained from transferring Australia's proven expertise to the region.

     The Indian sub-continent, although far from a mirror image of the traditional Asian tiger, offers tremendous growth potential and, encouragingly, corporate management of the highest quality can be found.

     Where we have been disappointed is in Korea and Thailand, but at current stock market levels, feel the concerns overdone. Although the brightest economic light has been China, there are few companies of sufficient quality in which to invest. As a result, our investment exposure remains minimal.

     Looking ahead, 1997 promises to be very similar to 1996. Average growth in the Fund's investment region should continue strong, running at around 7%, while governments continue to put the economy at the top of their list of priorities. With trade becoming even more intra-regional and businesses moving across borders, our investment emphasis will be keenly focused at the company level. We believe that quality management and product, as well as financial strength, are crucial to long-term investment returns.

 *Morgan Stanley Capital International All Country Asia Pacific (excluding Japan) Index is a market-value weighted average of the performance of approximately 695 securities listed on the stock exchanges of 14 countries in Asia and the Pacific Basin. Performance is calculated on a total return basis, as reported by Frank Russell Company.

New Asia Series

--------------------------------------------------------------------


                        INVESTMENTS AT JANUARY 31, 1997
                                  (Unaudited)

                                                SHARES       VALUE
                                                -------    ---------
COMMON STOCKS--91.6%
Australia--11.9%
 Australian Gas Light Co. Ltd. (Utility-Gas)..   90,000    $ 478,847
 Davids Ltd. (Retail)    .....................  250,000      339,203
 Pacific BBA Ltd. (Miscellaneous)    .........  135,000      452,778
 QBE Insurance Group Ltd. (Insurance)   ......  110,000      543,334
                                                           ---------
                                                           1,814,162
                                                           ---------
Hong Kong--21.7%
 CDL Hotels International Ltd. (Hotels)    ...  750,000      425,861
 Giordano International Ltd. (Retail)   ......  399,000      223,984
 HSBC Holdings PLC (Banks)  ..................   30,000      694,928
 Hongkong Electric Holdings Ltd. (Utility-
  Electric)   ................................  125,000      444,412
 National Mutual Asia Ltd. (Insurance)  ......  540,000      519,164
 Smartone Telecommunications (Utility-
  Telephone) (b)    ..........................  200,000      393,599
 Swire Pacific Ltd. Class B (Miscellaneous)     400,000      591,044
                                                           ---------
                                                           3,292,992
                                                           ---------
India--6.5%
 Grasim Industries Ltd. Sponsored GDR
  144A (Basic Materials) (c)    ..............   35,000      498,750
 Industrial Credit & Investment Corporation
  of India Ltd. Sponsored GDR
  (Diversified Financial Services) (b)   .....   55,000      488,125
                                                           ---------
                                                             986,875
                                                           ---------
Indonesia--8.3%
 PT Bank Bali (Banks)    .....................  200,000      483,905
 PT Duta Anggada Realty (Property)   .........  225,000      208,290
 PT Indosat (Utility-Telephone)   ............  200,000      568,062
                                                           ---------
                                                           1,260,257
                                                           ---------
Malaysia--9.9%
 AMMB Holdings Berhad
  (Diversified Financial Services)    ........   70,000      619,644
 Malaysian Oxygen Berhad (Chemical)  .........   95,000      496,922
  Sime UEP Properties Berhad (Property)  .....  150,000      389,289
                                                           ---------
                                                           1,505,855
                                                           ---------
New Zealand--3.0%
 Telecom Corporation of New Zealand Ltd.
  (Utility-Telephone)  .......................   90,000      456,724
                                                           ---------



                                             SHARES            VALUE
                                             -------       -------------
Philippines--6.7%
 Ayala Land, Inc. Class B (Property)  ...    350,000       $     425,047
  Philippine Long Distance Telephone Co.
  Sponsored ADR (Utility-Telephone)    ..     10,000             593,750
                                                           -------------
                                                               1,018,797
                                                           -------------
Singapore--7.2%
 Development Bank of Singapore Ltd.
  (Banks)   .............................     31,000             429,454
 Robinson & Co. Ltd. (Retail)   .........     90,000             329,284
 Rothmans Industries Ltd. (Tobacco)   ...     75,000             335,678
                                                           -------------
                                                               1,094,416
                                                           -------------
South Korea--7.0%
 Korea Electric Power Corp. Sponsored
  ADR (Utility-Electric)   ..............     23,000             508,875
 Samsung Electronics Sponsored GDR
  144A (Electronics) (c)   ..............     25,000             547,000
                                                           -------------
                                                               1,055,875
                                                           -------------
Thailand--9.4%
 Ruam Pattana Fund II
  (Closed End Mutual Fund)    ...........  1,500,000             561,451
 Siam Cement Public Co. Ltd.
  (Building & Construction)   ...........     11,000             342,967
 Siam Commercial Bank Public Co. Ltd.
  (Banks)   .............................     80,000             524,793
                                                           -------------
                                                               1,429,211
                                                           -------------
TOTAL COMMON STOCKS
 (Identified cost $14,045,149) ........................       13,915,164
                                                           -------------
                                              PAR
                                             VALUE
                                             (000)
                                           ---------
SHORT-TERM OBLIGATIONS--10.5%
 Brown Brothers Harriman repurchase
  agreement, 5.40%, dated 1/31/97 due
  2/3/97, repurchase price $1,600,720
  collateralized by U.S. Treasury Bill 0%,
  5/15/97, market value $1,600,000  .....  $   1,600           1,600,000
                                                           -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,600,000)  ........................        1,600,000
                                                           -------------
TOTAL INVESTMENTS--102.1%
 (Identified cost $15,645,149) ........................       15,515,164(a)
 Cash and receivables, less
  liabilities--(2.1%)  ................................         (318,050)
                                                           -------------
NET ASSETS--100.0%    .................................    $  15,197,114
                                                           =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $607,691 and gross depreciation of $737,676 for federal income tax purposes. At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $15,645,149.

(b)  Non-income producing.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1997, these securities amounted to a value of $1,045,750 or 6.9% of net assets.


                       See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------


                       INDUSTRY DIVERSIFICATION
       As a Percentage of Total Value of Long-Term Investments
                             (Unaudited)
 Banks    ................................................     15.3%
 Basic Materials   .......................................      3.6
 Building & Construction    ..............................      2.5
 Chemical    .............................................      3.6
 Closed End Mutual Fund  .................................      4.0
 Diversified Financial Services   ........................      8.0
 Electronics    ..........................................      3.9
 Hotels   ................................................      3.1
 Insurance   .............................................      7.6
 Miscellaneous  ..........................................      7.5
 Property    .............................................      7.3
 Retail   ................................................      6.4
 Tobacco  ................................................      2.4
 Utility-Electric  .......................................      6.9
 Utility-Gas    ..........................................      3.4
 Utility-Telephone    ....................................     14.5
                                                              -----
                                                              100.0%
                                                              =====


                       See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------


                      STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 31, 1997
                                  (Unaudited)

Assets
Investment securities at value
 (Identified cost $15,645,149)                              $15,515,164
Foreign currency at value
 (Identified cost $47,658)                                       47,328
Cash                                                             43,364
Receivables
 Investment securities sold                                     333,844
 Fund shares sold                                               118,968
 Interest and dividends                                          20,592
 Receivable from adviser                                         32,901
 Tax reclaim                                                        107
Prepaid expenses                                                 35,407
                                                            -----------
  Total assets                                               16,147,675
                                                            -----------
Liabilities
Payables
 Investment securities purchased                                851,103
 Fund shares repurchased                                          9,635
 Transfer agent fee                                              14,551
 Distribution fee                                                 5,780
 Trustees' fee                                                    3,200
 Administration fee                                               1,850
 Financial agent fee                                                370
Accrued expenses                                                 64,072
                                                            -----------
  Total liabilities                                             950,561
                                                            -----------
Net Assets                                                  $15,197,114
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $15,338,149
Undistributed net investment loss                               (33,993)
Accumulated net realized gain                                    22,918
Net unrealized depreciation                                    (129,960)
                                                            -----------
Net Assets                                                  $15,197,114
                                                            ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $10,636,278)             1,062,830
Net asset value per share                                        $10.01
Offering price per share
 $10.01/(1-4.75%)                                                $10.51
Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $4,560,836)                456,560
Net asset value and offering price per share                      $9.99

                            STATEMENT OF OPERATIONS

                        FROM INCEPTION SEPTEMBER 4, 1996

                              TO JANUARY 31, 1997
                                  (Unaudited)

Investment Income
Interest                                                    $ 65,066
Dividends                                                     64,157
Foreign taxes withheld                                        (8,648)
                                                            --------
   Total investment income                                   120,575
                                                            --------
Expenses
Investment advisory fee                                       32,403
Distribution fee--Class A                                      7,397
Distribution fee--Class B                                      8,533
Administration fee                                             5,718
Financial agent fee                                            1,144
Registration                                                  36,906
Custodian                                                     35,500
Transfer agent                                                17,900
Professional                                                  13,500
Printing                                                       8,300
Trustees                                                       6,650
Miscellaneous                                                  1,440
                                                            --------
   Total expenses                                            175,391
   Less expenses borne by investment adviser                 (88,937)
                                                            --------
   Net expenses                                               86,454
                                                            --------
Net investment income                                         34,121
                                                            --------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               28,549
Net realized loss on foreign currency transactions            (5,631)
Net change in unrealized appreciation (depreciation)
 on investments                                             (129,985)
Net change in unrealized appreciation (depreciation) on
 foreign currency and foreign currency transactions               25
                                                            --------
Net loss on investments                                     (107,042)
                                                            --------
Net decrease in net assets resulting from
 operations                                                 ($72,921)
                                                            ========

                       See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           From Inception
                                                                                        September 4, 1996 to
                                                                                          January 31, 1997
                                                                                            (Unaudited)
                                                                                        ---------------------
From Operations
 Net investment income                                                                        $    34,121
 Net realized gain                                                                                 22,918
 Net change in unrealized appreciation (depreciation)                                            (129,960)
                                                                                              -----------
 Decrease in net assets resulting from operations                                                 (72,921)
                                                                                              -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                   (52,986)
 Net investment income--Class B                                                                   (15,128)
                                                                                              -----------
 Decrease in net assets from distributions to shareholders                                        (68,114)
                                                                                              -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,101,399 shares)                                              11,112,360
 Net asset value of shares issued from reinvestment of distributions (4,966 shares)                49,717
 Cost of shares repurchased (43,535 shares)                                                      (441,850)
                                                                                              -----------
 Total                                                                                         10,720,227
                                                                                              -----------
Class B
 Proceeds from sales of shares (457,939 shares)                                                 4,632,108
 Net asset value of shares issued from reinvestment of distributions (1,407 shares)                14,076
 Cost of shares repurchased (2,786 shares)                                                        (28,262)
                                                                                              -----------
 Total                                                                                          4,617,922
                                                                                              -----------
 Increase in net assets from share transactions                                                15,338,149
                                                                                              -----------
 Net increase in net assets                                                                    15,197,114
Net Assets
 Beginning of period                                                                                    0
                                                                                              -----------
 End of period (including undistributed net investment loss of ($33,993))                     $15,197,114
                                                                                              ===========



                       See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS

    (Selected data for a share outstanding throughout the indicated period)


                                                      Class A                 Class B
                                                  --------------          --------------
                                                  From Inception          From Inception
                                                     9/4/96 to               9/4/96 to
                                                      1/31/97                 1/31/97
                                                    (Unaudited)             (Unaudited)
                                                  --------------          --------------
Net asset value, beginning of period                    $10.00                 $10.00
Income from investment operations(6)
 Net investment income                                    0.04(4)                0.01  (4)
 Net realized and unrealized gain                         0.03                   0.03
                                                        ------                 ------
  Total from investment operations                        0.07                   0.04
                                                        ------                 ------
Less distributions
 Dividends from net investment income                    (0.06)                 (0.05)
 Dividends from net realized gains                          --                     --
                                                        ------                 ------
  Total distributions                                    (0.06)                 (0.05)
                                                        ------                 ------
Change in net asset value                                 0.01                  (0.01)
                                                        ------                 ------
Net asset value, end of period                          $10.01                 $ 9.99
                                                        ======                 ======
Total return(1)                                           0.66%(3)               0.35% (3)
Ratios/supplemental data:
Net assets, end of period (thousands)                  $10,636                 $4,561
Ratio to average net assets of:
 Operating expenses                                       2.10%(2)               2.85% (2)
 Net investment income (loss)                             1.17%(2)              (0.05%)(2)
Portfolio turnover                                           5%(3)                  5% (3)
Average commission rate paid(5)                        $0.0109                $0.0109


(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Includes reimbursement of operating expenses by investment adviser of $0.09 and $0.09, respectively.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.


                       See Notes to Financial Statements
6

GLOBAL SMALL CAP SERIES

INVESTMENT ADVISERS' REPORT

     On balance, most equity markets around the world posted strong results during this six-month reporting period. The U.S. market surged as investors drew encouragement from the ideal scenario of steady economic growth, low interest rates and controlled inflation. Large company stocks, however, significantly outperformed their small-cap counterparts for much of the period, owing to investors' preference for liquidity and predictable earnings growth.

     European markets have been dominated by two major themes. First, there is the belief that 1997 will bring moderate economic recovery. Growth of 2% to 2.5% is possible in Germany, which should be enough to help the rest of the European economies. While this growth is expected to be non-inflationary, it will not be enough to lower the high levels of unemployment across the continent. The second major theme has been the determination of an increasing number of countries to be ready for monetary union, although France and Italy stand out for the questionable accounting methods they have proposed to ensure nominal qualification.

     The performance of the Far East stock markets has been very mixed. Hong Kong was the best performer, fueled by a surge of liquidity and rising property prices. Korea, Singapore and Thailand were extremely weak, while Japan suffered from a lack of local buying, a weak currency and structural problems.

     The major Latin American countries are all in recovery stages, with declining inflation. Brazil, the largest market, has been the best performer over this reporting cycle. In Mexico, which has rebounded from recession, the market remained in a trading range, as political and currency worries continued to dampen investor enthusiasm.

     Phoenix-Aberdeen Global Small Cap Fund has had a good start. Since its inception on September 4, 1996 through January 31, 1997, the Fund's Class A shares returned 5.80% and Class B shares returned 5.40%. From September 30, 1996 through January 31, 1997, its benchmark, the FT/S&P--Actuaries World Index Medium Small Component, returned 2.77%.* All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

     The domestic segment of the portfolio had very strong contributions from its energy and technology holdings in 1996; however, profit taking in these two sectors in January--the final month of this reporting period--restrained performance somewhat. We have begun to build positions in the financial services and the health care sectors, particularly biotechnology companies, and expect these holdings to perform well in 1997.

     In the international portion of the portfolio, we have focused on the stronger markets overall, and on areas that show signs of improvement. For example, the portfolio has been underweighted in Japan relative to the other Asian markets, which has been a major boost to portfolio performance in the Far East region.

     As we move into 1997, we expect increased volatility in the domestic equity markets, with the potential for gains found in increasingly selective areas. Accordingly, our strategy will continue to emphasize broader diversification and the identification of small companies poised to benefit from emerging investment themes.

     In the world markets, we are encouraged by the prospects for stronger growth in Europe. In the Asian region, we continue to avoid Japan, focusing instead on the faster growing Asian economies. The economic background for Asia is one of decelerating growth; nonetheless, the annualized rate of growth is still in a healthy range of 6% to 8%. On the whole, we view the softening in growth as a welcome breather for Asian economies. Finally, our outlook on the U.K. is very positive, with corporate profits up significantly from a year ago and consumer spending strengthening.

 *The FT/S&P--Actuaries World Index(TM) is a broad-based global market index consisting of over 2,400 stocks, covering 28 countries in the Pacific Basin, Europe and the Americas markets. The index is weighted by market capitalization and returns are calculated on a total return basis. The Medium/Small component of the FT/S&P--Actuaries World Index consists of companies in the World Index with market capitalization between $25 million and $13.9 billion. Performance is reported by Goldman, Sachs & Co.

Global Small Cap Series

--------------------------------------------------------------------


                        INVESTMENTS AT JANUARY 31, 1997
                                  (Unaudited)

                                                    SHARES       VALUE
                                                  ---------    ---------
COMMON STOCKS--87.8%
Argentina--0.2%
 Disco SA Sponsored ADR (Retail--
  Supermarkets) (b)   ...........................     3,000    $  81,000
                                                               ---------
Australia--2.5%
 Davids Ltd. (Retail/Wholesale--Food)  .........    300,000      407,043
 Pacific BBA Ltd. (Auto/Truck--
  Replacement Parts)  ...........................   150,000      503,087
                                                               ---------
                                                                 910,130
                                                               ---------
Brazil--0.5%
 Centrais Electricas de Santa Catarina GDR
  (Utility--Electric Power) (b)   ...............       900       99,000
 TV Filme, Inc. (Media--Cable TV)   ............      8,000      100,000
                                                               ---------
                                                                 199,000
                                                               ---------
Chile--0.3%
 Santa Isabel SA Sponsored ADR
  (Retail--Supermarkets) (b)   ..................     4,500      120,938
                                                               ---------
Denmark--3.2%
 Coloplast A/S Class B (Medical--
  Products)  ....................................     3,488      264,133
 Falck A/S (Commercial Services--
  Security/Safety) ..............................       445      111,875
 Oticon Holding A/S Class A (Medical--
  HMO) ..........................................     2,000      400,327
 Sondagsavisen A/S (Media--Newspapers) .........      1,970      400,631
                                                               ---------
                                                               1,176,966
                                                               ---------
Finland--1.1%
 Amer Group Ltd. Class A (Leisure--
  Toys/Games/Hobby)   ...........................    19,800      401,475
                                                               ---------
France--3.4%
 Altran Technologies SA
  (Telecommunications--Services)  ...............       660      235,096
 Hyparlo SA (Retail--Miscellaneous/
  Diversified) (b) ..............................     2,150      208,088
 Penauille Polyservices (Commercial
  Services--Security/Safety)   ..................     1,330      336,608
 Societe Industrielle D'Aviations Latecoere
  SA (Aerospace/Defense) ........................     3,600      452,630
                                                               ---------
                                                               1,232,422
                                                               ---------

                                                    SHARES       VALUE
                                                  ---------    ---------
Germany--2.4%
 Apcoa Parking AG (Commercial
  Services--Miscellaneous)  .....................     3,000    $ 311,431
 Bien-Haus AG (Building--Mobile/
  Manufacturing & RV) ...........................       550      146,770
                                                               ---------
 Leica Camera AG (Leisure--Photo
  Equipment/Related) (b) .......................      6,100      194,443
 Puma AG (Retail--Apparel/Shoe) (b) ............      7,300      226,899
                                                               ---------
                                                                 879,543
                                                               ---------
Hong Kong--4.8%
 Citybus Group Ltd. (Transportation--
  Services) (b) ................................  1,000,000      287,134
 Giordano International Ltd. (Retail--
  Apparel/Shoe) ................................    651,000      365,447
 Innovative International Holdings Ltd.
  (Auto/Truck--Original Equipment)   ...........  1,000,000      409,730
 Magician Industries Holding Ltd.
  (Household--Housewares)   ....................  1,000,000      296,813
 Pico Far East Holdings Ltd.
  (Building--Construction
  Products/Miscellaneous)   ....................  1,500,000      406,504
                                                               ---------
                                                               1,765,628
                                                               ---------
India--2.3%
 Crompton Greaves Ltd. Sponsored GDR
  (Electric Products--Miscellaneous) (b)   .....    126,700      319,917
 Industrial Credit & Investment Corporation of
  India Ltd. Sponsored GDR
  (Finance--Investment Bankers) (b)  ...........     60,000      532,500
                                                               ---------
                                                                 852,417
                                                               ---------
Indonesia--3.7%
 PT Bank Bali (Banks--Foreign)   ...............    200,000      483,905
 PT Duta Anggada Realty (Real Estate
  Development)  ................................    400,000      370,292
 PT Tigaraksa Satria (Retail--
  Miscellaneous/Diversified)   .................    350,000      486,009
                                                               ---------
                                                               1,340,206
                                                               ---------
Israel--0.4%
 Tadiran Ltd. (Telecommunications--
  Equipment) ...................................     32,500      139,998
                                                               ---------
Italy--1.1%
 Compagnia Assicuratrice Unipol SPA
  (Insurance--Diversified)  ....................     45,000      153,350
 SAES Getters SPA (Electric--
  Miscellaneous Components) ....................     14,700      258,919
                                                               ---------
                                                                 412,269
                                                               ---------

                       See Notes to Financial Statements
8

Global Small Cap Series

--------------------------------------------------------------------


                                             SHARES      VALUE
                                             -------   ---------
Japan--4.9%
 FCC Co. Ltd. (Auto/Truck--Replacement
  Parts)   ................................   25,000   $ 671,335
 Kawasumi Laboratories (Medical/
  Dental--Supplies) .......................   34,000     369,687
 Shinmei Electric (Electric--
  Miscellaneous Components)  ..............   12,000     178,913
 Sodick (Electric--Miscellaneous
  Components) (b)   .......................   70,000     552,965
                                                       ---------
                                                       1,772,900
                                                       ---------
Malaysia--1.5%
 Asas Dunia Berhad (Real Estate
  Development)   ..........................  150,000     540,176
                                                       ---------
Mexico--0.5%
 Industrias CH SA Series B (Steel--
  Producers) (b) ..........................   33,000     112,673
 Tekchem SA (Chemicals--Specialty) (b)  ...  182,000      52,133
                                                       ---------
                                                         164,806
                                                       ---------
Norway--2.6%
 Nera ASA (Telecommunications--
  Cellular)   .............................    8,000     388,559
 Tomra Systems ASA (Pollution
  Control--Equipment)  ....................   28,000     543,983
                                                       ---------
                                                         932,542
                                                       ---------
Singapore--3.7%
 Industrial & Commercial Bank Ltd.
  (Banks--Foreign)  .......................   75,000     285,060
 Robinson & Co. Ltd. (Retail--Department
  Stores)  ................................  140,000     512,219
 Rothmans Industries Ltd. (Tobacco)  ......  120,000     537,084
                                                       ---------
                                                       1,334,363
                                                       ---------
Spain--0.7%
 Corp. Financiera Reunida SA
  (Finance--Investment Bankers) (b)   .....   75,000     248,466
                                                       ---------
Sweden--0.6%
 Bure Investment Aktiebolaget (Finance--
  Public Traded Investment Funds)  ........   15,000     219,874
                                                       ---------
Switzerland--0.7%
 Lindt & Spruengli AG (Food--
  Confectionery) ..........................       15     265,599
                                                       ---------
Thailand--2.5%
 Bangkok First Investment & Trust Ltd.
  (Finance--Investment Bankers) ...........  100,000     356,936
 Hana Microelectronics Public Co. Ltd.
  (Electric--Miscellaneous Components)   ..  100,000     567,239
                                                       ---------
                                                         924,175
                                                       ---------

                                             SHARES      VALUE
                                             -------   ---------
United Kingdom--7.8%
 Cedardata PLC (Computer--Software)  ......   75,000   $ 304,688
 Corporate Services Group PLC
  (Commercial Services--
   Miscellaneous) .........................   80,000     275,000
 DCS Group PLC (Computer--Software)  ......   60,000     257,212
 GWR Group PLC (Media--Radio/TV)  .........  100,000     333,333
 Gerrard Group PLC (Finance--
  Investment Bankers)  ....................   33,592     173,613
 Gresham Computing PLC (Computer--
  Software)   .............................  125,000     123,197
 ILP Group PLC (Containers--Paper/
  Plastic) ................................  200,000     216,346
 JJB Sports PLC (Retail--Apparel/
  Shoe) ...................................   55,650     294,303
 Rolfe & Nolan PLC (Computer--Services) ...   59,800     400,104
 St. James Beach Hotels PLC
  (Leisure--Hotels & Motels) ..............   80,000     231,410
 Wilmington Group PLC (Media--
  Periodicals)   ..........................  134,000     245,881
                                                       ---------
                                                       2,855,087
                                                       ---------
United States--36.4%
Commercial--Leasing Companies--0.6%
 Winthrop Resources Corp.   ...............    6,900     200,100
                                                       ---------
Commercial Services--Miscellaneous--0.7%
 Metro Networks, Inc. (b)   ...............    8,000     188,000
 Pediatrix Medical Group, Inc. (b)   ......    2,000      78,750
                                                       ---------
                                                         266,750
                                                       ---------
Commercial Services--Schools--0.4%
 Computer Learning Centers, Inc. (b) ......    3,500     101,500
                                                       ---------
 Strayer Education, Inc. ..................    2,000      52,500
                                                       ---------
                                                         154,000
                                                       ---------
Computer--Integrated Systems--0.6%
 Wind River Systems (b)  ..................    4,500     228,937
                                                       ---------
Computer--Memory Devices--0.7%
 Veritas Software Corp. (b) ...............    5,000     260,000
                                                       ---------
Computer--Services--1.2%
 Analysts International Corp.  ............    5,500     147,125
 Computer Management
 Sciences, Inc. (b)   .....................    4,000      89,000
 Computer Task Group, Inc.  ...............    4,500     196,312
 Whittman-Hart, Inc. (b) ..................    1,000      20,250
                                                       ---------
                                                         452,687
                                                       ---------



                       See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------


                                                 SHARES       VALUE
                                                 -------   ----------
United States--continued
Computer--Software--2.3%
 Aurum Software, Inc. (b) .....................   3,000    $   72,000
 Clarify, Inc. (b)  ...........................   7,000       252,000
 Manugistics Group, Inc. (b) ..................   6,000       262,500
 Pegasystems, Inc. (b) ........................   3,200       120,800
 SeaChange International, Inc. (b) ............   5,000       136,250
                                                           ----------
                                                              843,550
                                                           ----------
Electric--Laser System/Component--0.5%
 Cymer, Inc. (b) ..............................   3,500       180,250
                                                           ----------
Electric--Miscellaneous Components--0.2%
 ACT Manufacturing, Inc. (b) ..................   2,100        60,900
                                                           ----------
Electric--Semiconductor Equipment--0.8%
 Etec Systems, Inc. (b)   .....................   1,500        67,125
 PRI Automation, Inc. (b) .....................   2,200       132,275
 Speedfam International, Inc. (b)  ............   2,500        88,750
                                                           ----------
                                                              288,150
                                                           ----------
Electric--Semiconductor Manufacturing--4.5%
 ANADIGICS, Inc. (b)   ........................   7,000       372,750
 Hadco Corp. (b) ..............................   1,500        81,375
 Jabil Circuit, Inc. (b)  .....................   4,000       189,000
 Sanmina Corp. (b)  ...........................   3,000       178,500
 Sipex Corp. (b) ..............................   6,000       184,500
 Triquint Semiconductor, Inc. (b)  ............   8,000       290,000
 Vitesse Semiconductor Corp. (b)   ............   6,500       356,687
                                                           ----------
                                                            1,652,812
                                                           ----------
Finance--Investment Bankers--0.7%
 Alex Brown, Inc.   ...........................   4,500       238,500
                                                           ----------
Financial Services--Miscellaneous--0.3%
 Hambrecht & Quist Group (b) ..................   5,000       117,500
                                                           ----------
Machinery--Farm--0.4%
 Lindsay Manufacturing Co.   ..................   3,000       154,125
                                                           ----------
Medical--Biomed/Genetics--5.3%
 Agouron Pharmaceuticals, Inc. (b) ............   4,000       343,000
 Alkermes, Inc. (b) ...........................  11,500       267,375
 Autoimmune, Inc. (b)  ........................   4,500        76,500
 Bio-Technology General Corp. (b)  ............  11,000       185,625
 Guilford Pharmaceuticals, Inc. (b)   .........   6,000       147,000
 Incyte Pharmaceuticals, Inc. (b)  ............   5,000       332,500
 SangStat Medical Corp. (b)  ..................  10,000       305,000
 Transkaryotic Therapies, Inc. (b) ............   3,000        59,250
 Vertex Pharmaceuticals, Inc. (b)  ............   4,000       196,000
                                                           ----------
                                                            1,912,250
                                                           ----------
Medical--Ethical Drugs--1.7%
 Jones Medical Industries, Inc. ...............   4,000       152,000
 Theragenics Corp. (b) ........................  11,500       303,312
 US Bioscience, Inc. (b)  .....................  10,500       152,250
                                                           ----------
                                                              607,562
                                                           ----------

                                                 SHARES       VALUE
                                                 -------   ----------
Medical--Instruments--0.4%
 ADAC Laboratories  ...........................   6,000    $  149,250
                                                           ----------
Medical--Output/Home Care--1.0%
 Curative Health Services, Inc. (b)   .........   9,000       291,375
 National Surgery Centers, Inc. (b)   .........   2,500        85,313
                                                           ----------
                                                              376,688
                                                           ----------
Medical--Products--0.8%
 Affymetrix, Inc. (b)  ........................   3,000        87,750
 Possis Corp. (b)   ...........................   2,400        45,300
 Sonus Pharmaceuticals, Inc. (b)   ............   6,000       168,000
                                                           ----------
                                                              301,050
                                                           ----------
Medical/Dental--Supplies--0.5%
 Applied Analytical Industries, Inc. (b) ......   3,000        77,625
 CardioThoracic Sytems, Inc. (b)   ............   4,500       114,188
                                                           ----------
                                                              191,813
                                                           ----------
Oil & Gas--Drilling--2.0%
 Atwood Oceanics, Inc. (b)   ..................   2,500       168,438
 Cliffs Drilling Co. (b)  .....................   5,500       375,375
 Patterson Energy, Inc. (b)  ..................   2,000        64,000
 UTI Energy Corp. (b)  ........................   3,000        99,750
                                                            ---------
                                                              707,563
                                                            ---------
Oil & Gas--Field Services--1.7%
 Hvide Marine, Inc. (b)   .....................   4,000        99,500
 Pride Petroleum Services, Inc. (b)   .........  11,000       248,875
 Trico Marine Services, Inc. (b)   ............   6,000       280,500
                                                           ----------
                                                              628,875
                                                           ----------
Oil & Gas--Machinery/Equipment--1.4%
 Energy Ventures, Inc. (b)   ..................   3,000       180,000
 Varco International, Inc. (b)  ...............  12,000       319,500
                                                           ----------
                                                              499,500
                                                           ----------
Oil & Gas--U.S. Exploration & Production--4.3%
 Belden & Blake Corp. (b) .....................   3,000        78,750
 Devon Energy Corp.    ........................   5,000       176,875
 Forcenergy, Inc. (b)  ........................   4,400       143,550
 Lomak Petroleum, Inc.    .....................   8,000       178,000
 Newfield Exploration Co. (b)   ...............   8,000       212,000
 Nuevo Energy Co. (b)  ........................   7,000       360,500
 Stone Energy Corp. (b)   .....................  12,500       356,250
 Swift Energy Co. (b)  ........................   1,500        54,750
                                                           ----------
                                                            1,560,675
                                                           ----------
Retail--Mail Order & Direct--0.4%
 dELiA*s Inc. (b)   ...........................   8,000       148,000
                                                           ----------



                       See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------


                                          SHARES       VALUE
                                          --------  ----------
Steel--Specialty Alloys--1.8%
 Oregon Metallurgical Corp. (b)   ......   5,400    $  153,900
 RMI Titanium Co. (b) ..................  10,000       253,750
 Titanium Metals Corp. (b)  ............   8,000       235,000
                                                    ----------
                                                       642,650
                                                    ----------
Telecommunications--Equipment--0.2%
 MRV Communications, Inc. (b)  .........   3,000        82,875
                                                    ----------
Telecommunications--Services--0.5%
 Pacific Gateway Exchange, Inc. (b)  ...   6,500       193,375
                                                    ----------
Transportation--Ship--0.5%
 Seacor Holdings, Inc. (b)  ............   3,200       188,000
                                                    ----------
Total United States   ..................            13,288,387
                                                    ----------
TOTAL COMMON STOCKS
 (Identified cost $30,386,322)..................... 32,058,367
                                                    ----------
WARRANTS--0.0%
Italy--0.0%
 Compagnia Assicuratrice Unipol SPA
  Warrants (Insurance--Diversified) (b)   45,000         9,180
                                                    ----------
TOTAL WARRANTS
 (Identified cost $0)..............................      9,180
                                                    ----------
TOTAL LONG-TERM INVESTMENTS--87.8%
 (Identified cost $30,386,322)..................... 32,067,547
                                                    ----------


                                                  PAR
                                                 VALUE
                                                 (000)         VALUE
                                                ------      -----------
SHORT-TERM OBLIGATIONS--12.3%
 Brown Brothers Harriman repurchase
  agreement, 5.40%, dated 1/31/97 due
  2/3/97, repurchase price $4,502,025,
  collateralized by U.S. Treasury Bill
  0%, 5/15/97, market value $4,500,000 ......   $4,500      $ 4,500,000
                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $4,500,000)  .....................          4,500,000
                                                            -----------
TOTAL INVESTMENTS--100.1%
 (Identified cost $34,886,322) .....................         36,567,547(a)
 Cash and receivables, less
  liabilities--(0.1%)  .............................            (54,869)
                                                            -----------
NET ASSETS--100.0%    ..............................        $36,512,678
                                                            ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,122,063 and gross depreciation of $1,440,838 for federal income tax purposes. At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $34,886,322.

(b) Non-income producing.

                       See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------


                            INDUSTRY DIVERSIFICATION
            As a Percentage of Total Value of Long-Term Investments
                                  (Unaudited)

Aerospace/Defense   .................................      1.4%
Auto/Truck--Original Equipment  .....................      1.3
Auto/Truck--Replacement Parts   .....................      3.7
Banks--Foreign   ....................................      2.4
Building--Construction Products/Miscellaneous  ......      1.3
Building--Mobile/Manufacturing & RV   ...............      0.5
Chemicals--Specialty   ..............................      0.2
Commercial--Leasing Companies   .....................      0.6
Commercial Services--Miscellaneous ..................      2.7
Commercial Services--Schools ........................      0.5
Commercial Services--Security/Safety  ...............      1.4
Computer--Integrated Systems ........................      0.7
Computer--Memory Devices  ...........................      0.8
Computer--Services  .................................      2.7
Computer--Software  .................................      4.8
Containers--Paper/Plastic ...........................      0.7
Electric--Laser System/Component   ..................      0.6
Electric--Miscellaneous Components ..................      5.0
Electric--Semiconductor Equipment  ..................      0.9
Electric--Semiconductor Manufacturing ...............      5.1
Electric Products--Miscellaneous   ..................      1.0
Finance--Investment Bankers  ........................      4.8
Finance--Public Traded Investment Funds  ............      0.7
Financial Services--Miscellaneous  ..................      0.4
Food--Confectionery .................................      0.8
Household--Housewares  ..............................      0.9
Insurance--Diversified ..............................      0.5
Leisure--Hotels & Motels  ...........................      0.7
Leisure--Photo Equipment/Related   ..................      0.6
Leisure--Toys/Games/Hobby ...........................      1.2
Machinery--Farm  ....................................      0.5
Media--Cable TV  ....................................      0.3
Media--Newspapers   .................................      1.2
Media--Periodicals  .................................      0.8
Media--Radio/TV  ....................................      1.0
Medical--Biomed/Genetics  ...........................      6.0
Medical--Ethical Drugs ..............................      1.9
Medical--HMO  .......................................      1.2
Medical--Instruments   ..............................      0.5
Medical--Output/Home Care ...........................      1.2
Medical--Products   .................................      1.8
Medical/Dental--Supplies  ...........................      1.7
Oil & Gas--Drilling .................................      2.2
Oil & Gas--Field Services ...........................      2.0
Oil & Gas--Machinery/Equipment  .....................      1.5
Oil & Gas--U.S. Exploration & Production ............      4.9
Pollution Control--Equipment ........................      1.7
Real Estate Development   ...........................      2.8
Retail--Apparel/Shoe   ..............................      2.7
Retail--Department Stores ...........................      1.6
Retail--Mail Order & Direct  ........................      0.5
Retail--Miscellaneous/Diversified  ..................      2.2
Retail--Supermarkets   ..............................      0.6
Retail/Wholesale--Food ..............................      1.3
Steel--Producers ....................................      0.3
Steel--Specialty Alloys   ...........................      2.0
Telecommunications--Cellular ........................      1.2
Telecommunications--Equipment   .....................      0.7
Telecommunications--Services ........................      1.3
Tobacco .............................................      1.7
Transportation--Services  ...........................      0.9
Transportation--Ship   ..............................      0.6
Utility--Electric Power   ...........................      0.3
                                                         -----
                                                         100.0%
                                                         =====




                       See Notes to Financial Statements
12

Global Small Cap Series

--------------------------------------------------------------------


                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1997
                                  (Unaudited)

Assets
Investment securities at value
 (Identified cost $30,386,322)                              $32,067,547
Repurchase agreement
 (Identified cost $4,500,000)                                 4,500,000
Foreign currency at value
 (Identified cost $267,384)                                     263,057
Cash                                                             64,426
Receivables
 Investment securities sold                                   1,371,220
 Fund shares sold                                               538,790
 Interest and dividends                                          20,290
 Receivable from adviser                                         17,669
 Tax reclaim                                                      2,318
Prepaid expenses                                                 35,403
                                                            -----------
  Total assets                                               38,880,720
                                                            -----------
Liabilities
Payables
 Investment securities purchased                              2,231,557
 Fund shares repurchased                                         16,820
 Transfer agent fee                                              17,830
 Distribution fee                                                16,176
 Administration fee                                               4,478
 Trustees' fee                                                    3,250
 Financial agent fee                                                895
Accrued expenses                                                 77,036
                                                            -----------
  Total liabilities                                           2,368,042
                                                            -----------
Net Assets                                                  $36,512,678
                                                            ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $35,480,534
Undistributed net investment loss                               (68,349)
Accumulated net realized loss                                  (585,241)
Net unrealized appreciation                                   1,685,734
                                                            -----------
Net Assets                                                  $36,512,678
                                                            ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $22,044,581)             2,083,145
Net asset value per share                                        $10.58
Offering price per share
 $10.58/(1-4.75%)                                                $11.11
Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $14,468,097)             1,371,890
Net asset value and offering price per share                     $10.55

                            STATEMENT OF OPERATIONS
                        FROM INCEPTION SEPTEMBER 4, 1996
                              TO JANUARY 31, 1997
                                  (Unaudited)

Investment income
Interest                                                     $   81,838
Dividends                                                        71,383
Foreign taxes withheld                                           (7,420)
                                                             ----------
   Total investment income                                      145,801
                                                             ----------
Expenses
Investment advisory fee                                          77,443
Distribution fee--Class A                                        15,171
Distribution fee--Class B                                        30,427
Administration fee                                               13,667
Financial agent fee                                               2,733
Custodian                                                        50,000
Registration                                                     37,205
Transfer agent                                                   21,500
Professional                                                     13,500
Printing                                                          9,900
Trustees                                                          6,700
Miscellaneous                                                     3,390
                                                             ----------
   Total expenses                                               281,636
   Less expenses borne by investment adviser                    (67,486)
                                                             ----------
   Net expenses                                                 214,150
                                                             ----------
Net investment loss                                             (68,349)
                                                             ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                (573,103)
Net realized loss on foreign currency transactions              (12,138)
Net change in unrealized appreciation (depreciation)
 on investments                                               1,681,225
Net change in unrealized appreciation (depreciation) on
 foreign currency and foreign currency transactions               4,509
                                                             ----------
Net gain on investments                                       1,100,493
                                                             ----------
Net increase in net assets resulting from
 operations                                                  $1,032,144
                                                             ==========



                       See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         From Inception
                                                                                      September 4, 1996 to
                                                                                        January 31, 1997
                                                                                          (Unaudited)
                                                                                      --------------------
From Operations
 Net investment loss                                                                      $   (68,349)
 Net realized loss                                                                           (585,241)
 Net change in unrealized appreciation (depreciation)                                       1,685,734
                                                                                          -----------
 Increase in net assets resulting from operations                                           1,032,144
                                                                                          -----------
From Share Transactions
Class A
 Proceeds from sales of shares (2,173,717 shares)                                          22,279,929
 Net asset value of shares issued from reinvestment of distributions (0 shares)                    --
 Cost of shares repurchased (90,572 shares)                                                  (944,456)
                                                                                          -----------
 Total                                                                                     21,335,473
                                                                                          -----------
Class B
 Proceeds from sales of shares (1,434,240 shares)                                          14,806,261
 Net asset value of shares issued from reinvestment of distributions (0 shares)                    --
 Cost of shares repurchased (62,350 shares)                                                  (661,200)
                                                                                          -----------
 Total                                                                                     14,145,061
                                                                                          -----------
 Increase in net assets from share transactions                                            35,480,534
                                                                                          -----------
 Net increase in net assets                                                                36,512,678
                                                                                          -----------
Net Assets
 Beginning of period                                                                                0
                                                                                          -----------
 End of period (including undistributed net investment loss of ($68,349))                 $36,512,678
                                                                                          ===========



                       See Notes to Financial Statements
14

Global Small Cap Series

--------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS

    (Selected data for a share outstanding throughout the indicated period)


                                                                  Class A                            Class B
                                                               --------------                     --------------
                                                               From Inception                     From Inception
                                                                  9/4/96 to                          9/4/96 to
                                                                   1/31/97                            1/31/97
                                                                 (Unaudited)                        (Unaudited)
                                                                 -----------                        -----------
Net asset value, beginning of period                                $10.00                             $10.00
Income from investment operations
 Net investment income (loss)                                        (0.02) (4)(5)                      (0.06) (4)(5)
 Net realized and unrealized gain                                     0.60                               0.61
                                                                    ------                             ------
  Total from investment operations                                    0.58                               0.55
                                                                    ------                             ------
Less distributions
 Dividends from net investment income                                   --                                 --
 Dividends from net realized gains                                      --                                 --
                                                                    ------                             ------
  Total distributions                                                   --                                 --
                                                                    ------                             ------
Change in net asset value                                             0.58                               0.55
                                                                    ------                             ------
Net asset value, end of period                                      $10.58                             $10.55
                                                                    ======                             ======
Total return(1)                                                       5.80% (3)                          5.40% (3)

Ratios/supplemental data:
Net assets, end of period (thousands)                              $22,045                            $14,468
Ratio to average net assets of:
 Operating expenses                                                   2.10% (2)                          2.85% (2)
 Net investment income (loss)                                        (0.46%)(2)                         (1.33%)(2)
Portfolio turnover                                                      44% (3)                            44% (3)
Average commission rate paid(6)                                    $0.0119                            $0.0119


 (1) Maximum sales charges are not reflected in the total return calculation.
 (2) Annualized
 (3) Not annualized
 (4) Computed using average shares outstanding.
 (5) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.03, respectively.

 (6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix-Aberdeen Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series. Each Series has distinct investment objectives.

     The New Asia Series seeks as its investment objective long-term capital appreciation through investing in equity securities of issuers located in at least three different countries throughout Asia other than Japan. The Global Small Cap Series seeks as its investment objective long-term capital appreciation through investing in a globally diversified portfolio of equity securities of small and medium sized companies.

     Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     The New Asia Series and Global Small Cap Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 1997 (Unaudited) (Continued)

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:

     Expenses incurred by the Fund with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

H. Repurchase Agreements

     A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Fund. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Trust PLC.

     PAIA is entitled to a fee, at an annual rate of 0.85% of the average daily net assets of each Series. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, majority-owned subsidiary of PHL, receives a fee of 0.15% of the average daily net assets of each Series from PAIA for providing cash management and other services, as needed. In addition, for providing advisory services with respect to the Global Small Cap Series, assets are allocated from time to time by PAIA. PAIA pays a fee to PIC equivalent to 0.40% of the average daily net assets of the Global Small Cap Series so allocated by PAIA. PAIA also pays a sub-advisory fee to Aberdeen equivalent to 0.40% of the average net assets of the New Asia Series and 0.40% of the Global Small Cap Series allocated to it by the Adviser for management.

     The Adviser has agreed to reimburse the New Asia Series and the Global Small Cap Series to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 2.10% of the average daily net assets for Class A and B shares for each Series.

     Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Fund's shares, has advised the Fund that it retained net selling commissions of $56,940 for Class A shares and deferred sales charges of $17,034 for Class B shares for the period ended January 31, 1997. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series. The distributor has advised the Fund that of the total amount expensed for the period ended January 31, 1997, $49,718 was retained by the Distributor and $11,810 was paid out to unaffiliated participants.

     As Financial Agent to the Fund and to each Series, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of each Series for bookkeeping and pricing services. As Administrator for the Fund, Phoenix Duff & Phelps Corporation ("PDP"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Series for administrative services.

     PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended January 31, 1997, transfer agent fees were $39,400 of which PEPCO retained $1,915 which is net of fees paid to State Street.

     At January 31, 1997, PHL and its affiliates held Phoenix-Aberdeen Series Fund shares which aggregated the following:


                                                Aggregate
                                   Shares    Net Asset Value
                                   -------   ---------------
New Asia Series Class A   ......   291,622     $2,919,140
New Asia Series Class B   ......    10,045        100,350
Global Small Cap Series Class A    490,000      5,184,200
Global Small Cap Series Class B     10,000        105,400

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 1997 (Unaudited) (Continued)


3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the period ended January 31, 1997 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                              Purchases       Sales
                             -----------    ---------
New Asia Series   .........  $14,383,539    $ 366,938
Global Small Cap Series       40,216,250    9,256,826

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended January 31, 1997.

4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

     This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ABERDEEN SERIES FUND

101 Munson Street
Greenfield, MA 01301


Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.


Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
Chong Yoon Chou, Senior Vice President
Christopher D. Fishwick, Senior Vice President
Vivek Gandhi, Senior Vice President
Peter Hames, Senior Vice President
Gawaine Lewis, Senior Vice President
Philip Mottram, Senior Vice President
William J. Newman, Senior Vice President
Hugh Young, Senior Vice President
Shahreza Yusof, Senior Vice President
William E. Keen III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Dorothy J. Skaret, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser

Phoenix-Aberdeen International Advisers, LLC
56 Prospect Street
Hartford, Connecticut 06115-0480


Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109


Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Phoenix-Aberdeen Series Fund
PO Box 2200
Enfield CT 06083-2200

--------------
BULK RATE MAIL
U.S. POSTAGE
PAID
SPRINGFIELD, MA
PERMIT NO. 444
---------------

[PHOENIX DUFF & PHELPS LOGO]

PDP 190 (3/97)